UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Daniel Bender     McLean, VA     February 01, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $176,139 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106     5663   159240 SH       SOLE                   159240
AFFORDABLE RESIDENTIAL CMTYS   COM              008273104     1826   156750 SH       SOLE                   156750
AMERICREDIT CORP               COM              03060R101    10638   422630 SH       SOLE                   422630
APACHE CORP                    COM              037411105     2483    37340 SH       SOLE                    37340
ASHFORD HOSPITALITY TR INC     COM SHS          044103109     6529   524430 SH       SOLE                   524430
BLOCK H & R INC                COM              093671105     7237   314090 SH       SOLE                   314090
CAPITALSOURCE INC              COM              14055X102     2939   107601 SH       SOLE                   107601
CARNIVAL CORP                  PAIRED CTF       143658300    11022   224700 SH       SOLE                   224700
CITIGROUP INC                  COM              172967101     5272    94650 SH       SOLE                    94650
ENCORE CAP GROUP INC           COM              292554102     1423   112960 SH       SOLE                   112960
FIRST AMERN CORP CALIF         COM              318522307     1887    46380 SH       SOLE                    46380
GRUPO AEROPORTUARIO CTR NORT   SPON ADR         400501102     5029   225900 SH       SOLE                   225900
GRUPO AEROPORTUARIO DEL PAC    SPON ADR B       400506101     3390    86500 SH       SOLE                    86500
PENN NATL GAMING INC           COM              707569109    23810   572080 SH       SOLE                   572080
PETROHAWK ENERGY CORP          COM              716495106     5042   438410 SH       SOLE                   438410
Quanta Capital Holding Ltd     COM              74763S209      607   282535 SH       SOLE                   282535
QUEST DIAGNOSTICS INC          COM              74834L100     1885    35570 SH       SOLE                    35570
QUEST RESOURCE CORP            COM NEW          748349305     6436   637200 SH       SOLE                   637200
REPUBLIC AWYS HLDGS INC        COM              760276105    22784  1357818 SH       SOLE                  1357818
RETAIL VENTURES INC            COM              76128Y102      258    13559 SH       SOLE                    13559
RIVIERA HLDGS CORP             COM              769627100    10063   416528 SH       SOLE                   416528
ROSETTA RESOURCES INC          COM              777779307     4117   220500 SH       SOLE                   220500
SAIC INC                       COM              78390X101     5456   306690 SH       SOLE                   306690
SEABRIGHT INSURANCE HLDGS IN   COM              811656107     8162   453220 SH       SOLE                   453220
VIACOM INC NEW                 CL B             92553P201    10336   251910 SH       SOLE                   251910
WASHINGTON GROUP INTL INC      COM NEW          938862208     3992    66775 SH       SOLE                    66775
WYNDHAM WORLDWIDE CORP         COM              98310W108     7853   245250 SH       SOLE                   245250